LEASES	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Leases
LEASES

6.	LEASES

All of the Company’s right-of-use assets are operating leases related to its office premises. Details of the Company’s right-of-use assets and lease liabilities are as follows:

	June 30, 2024	September 30, 2023

Right-of-use assets	$96,058	$146,912

Lease liabilities
Balance, beginning of the year	$158,525	$244,906
Addition	-	-
Liability accretion	12,346	24,221
Lease payments	(61,542)	(110,602)
Balance, end of the year	$109,329	$158,525
Current lease liabilities	$78,791	$77,069
Long-term lease liabilities	$30,538	$81,456
Weighted-average remaining lease term (in years)	1.42	2.17
Weighted-average discount rate	12%	12%

The following table presents the Company’s total lease cost.

	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023	Nine Months Ended June 30, 2024	Nine Months Ended June 30, 2023

Operating lease cost	$20,573	$27,704	$63,200	$92,947
Variable lease expense	15,469	22,516	45,905	48,513
Sublease income	-	(12,367)	-	(32,762)
Net lease cost	$36,042	$37,853	$109,105	$108,698

As of June 30, 2024, the Company has one office lease agreement for its office premises for terms ending in November 2025. The maturities of the Company’s operating lease liabilities are as follows:

Year
2024	$20,648
2025	84,664
2026	14,180
Total lease payments	119,492
Less: imputed interest	(10,163)
Total lease liabilities	$109,329

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2024

(UNAUDITED)

6. LEASES

All of the Company’s right-of-use assets are operating leases related to its office premises. Details of the Company’s right-of-use assets and lease liabilities are as follows:

	2023	2022

Right-of-use assets	$146,912	$240,796

Lease liabilities
Balance, beginning of the year	$244,906	$78,949
Addition	-	220,368
Liability accretion	24,221	9,042
Lease payments	(110,602)	(63,453)
Balance, end of the year	$158,525	$244,906
Current lease liabilities	$77,069	$104,224
Long-term lease liabilities	$81,456	$140,682
Weighted-average remaining lease term (in years)	2.17	2.87
Weighted-average discount rate	12%	12%

The following table presents the Company’s total lease cost.

	2023	2022

Operating lease cost	$118,105	$61,153
Variable lease expense	65,245	36,216
Sublease income	(25,390)	(36,633)
Rent subsidy	-	(1,644)
Net lease cost	$157,960	$59,092

As of September 30, 2023, the Company has one office lease agreement for its office premises for terms ending in November 2025. The maturities of the Company’s operating lease liabilities are as follows:

Year
2024	82,190
2025	84,664
2026	14,180
Total lease payments	181,034
Less: imputed interest	(22,509)
Total lease liabilities	$158,525

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022